Kirkpatrick & Lockhart Nicholson Graham LLP
One Lincoln Street
Boston, MA  02111
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175

                                 June 5, 2006

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re:   Eaton Vance Credit Opportunities Fund
             Registration Statement on Form N-2 (333-_______; 811-21820)
             -----------------------------------------------------------

Ladies and Gentlemen:

       Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Credit Opportunities Fund (the "Fund") is a registration statement on Form N-2 relating to Registrant's issuance of auction preferred shares, par value $.01 per share ("APS")(the "APS Registration Statement").

       The Fund is a closed-end management investment company that recently made an initial offering of common shares of beneficial interest. The Fund's common shares are registered on a Form N-2 that the Securities and Exchange Commission ("SEC") declared effective on May 24, 2006 ("Common Shares Registration Statement"). The APS Registration Statement contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

       The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

        In this regard, the disclosure in the APS Registration Statement regarding the Fund and its operations is substantially identical to that contained in the Common Shares Registration Statement reviewed by the SEC staff and declared effective on May 24, 2006. In addition, disclosure relating to the terms of the APS, including the auction process and procedures is identical to that contained in the registration statements registering APS of Eaton Vance Floating-Rate Income Trust (811-21574) that was reviewed by the staff and declared effective on September 10, 2004.

       Therefore, the APS Registration Statement is substantially identical to the above registration statements, except for Fund-specific disclosure. The Fund-specific disclosure in turn is the same as the disclosure in the Common Shares Registration Statement. Thus, the staff may conclude that the entire APS Registration Statement needs only cursory (if any) review.

       The Fund is currently in negotiations with Fitch Ratings and Moody's Investors Service, Inc. to provide a AA/Aa rating for the Fund's auction preferred shares. The Fund will seek to engage each of these nationally recognized statistical rating agencies to provide such a rating. These Rating Agencies are named in the Registration Statement, although the ratings have not been finalized and such rating agencies may change and such change would be reflected in the pre-effective amendment filing.

       The Fund desires to commence the public offering of APS as soon as possible and expects to begin circulating a "red herring" prospectus in early July 2006. The appropriate legends are included on the cover pages of the prospectus and SAI. The Fund requests selective review as discussed above and seeks comments, if any, on the APS Registration Statement as soon as possible. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the APS Registration Statement. In this pre-effective amendment, the Fund also will include an unaudited interim financial statement.

       Questions should be directed to the undersigned at (617) 261-3246.


                                               Sincerely,

                                               /s/Clair E. Pagnano
                                               -------------------
                                               Clair E. Pagnano